Related Party Transactions	3 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions
12.          Related Party Transactions
On January 3, 2023, The Fidelis Partnership acquired 9.9% of the common shares of the Group. Certain directors, executive officers and management of The Fidelis Partnership also own common shares of the Group.
On December 20, 2022, the Group and The Fidelis Partnership entered into a rolling 10-year framework agreement (the “Framework Agreement”), effective January 1, 2023, that governs the ongoing relationship between the two groups. Years one to three have rolled automatically, whereas from year four onwards, the Framework Agreement will roll at the sole written election of the Group, with such election to be delivered at least 90 days prior to the commencement of the subsequent contract year. Any decision by FIHL to elect not to roll the Framework Agreement will mean that the remainder of the 10-year terms then in effect will continue in place.
The underwriting activities of FIBL, FUL and FIID have been outsourced to the corresponding operating subsidiaries of The Fidelis Partnership on a jurisdictional basis. The Fidelis Partnership manages origination, underwriting, underwriting administration and claims handling under delegated authority agreements with the Group. Other services provided by The Fidelis Partnership to the Group include sourcing and administering the outwards reinsurance program, and support with business planning, capital management, insurance contract accounting and information technology. The Framework Agreement provides for the payment of the following fees with effect from January 1, 2023:
a.Ceding commissions: (i) a ceding commission of 11.5% of net premiums written of open market business procured by The Fidelis Partnership on or after January 1, 2023; (ii) a ceding commission of 3.0% of net premiums written of business sourced by The Fidelis Partnership via third party managing general underwriters on or after January 1, 2023; and (iii) a portfolio management fee of 3.0% of net premiums written of the business sourced by The Fidelis Partnership.
b.Profit commission: a profit commission of 20.0% of the aggregate operating profit (defined as underwriting income on business written by The Fidelis Partnership, subject to certain parameters for the allocation of general and administrative expenses, financing costs and other items, and excluding investment income), subject to a hurdle rate of return of 5.0% of underwriting return on equity.
For insurance contracts sourced by The Fidelis Partnership’s MGA incubator platform, Pine Walk, the fees and commissions follow separately negotiated arrangements and will not attract additional commissions under the terms of the Framework Agreement other than the portfolio management fee of 3.0%.
The following table summarizes The Fidelis Partnership commissions earned, which are included in policy acquisition expenses in the Consolidated Statements of Income:

	Three months ended
	March 31, 2025	March 31, 2024
Ceding commission expense	$78.4	$67.7
Profit commission expense	—	9.0
Total commissions	$78.4	$76.7
Amounts receivable from The Fidelis Partnership at March 31, 2025 of $228.3 million (December 31, 2024: $208.9 million) primarily consist of amounts collected by The Fidelis Partnership on behalf of the Group that were not remitted prior to the end of the quarter. Amounts payable to The Fidelis Partnership at March 31, 2025 of $445.8 million (December 31, 2024: $385.8 million) primarily consist of amounts payable to The Fidelis Partnership for ceding and profit commissions, and claims paid by The Fidelis Partnership on the Group’s behalf.
The Framework Agreement also provides that, in respect of commissions and profit commissions on ceded quota share business, the Group shall retain 1.0% of reinsurance premiums ceded and the remainder is to be paid to The Fidelis Partnership. Commissions on ceded business for the three months ended March 31, 2025 of $29.9 million (2024: $20.2 million) were paid to The Fidelis Partnership. For the three months ended March 31, 2025 profit commissions on ceded business of $9.3 million (2024: $7.9 million) were paid to The Fidelis Partnership.
Insurance contracts sourced by Pine Walk contain profit commissions based on the results of each individual contract. The expense for the three months ended March 31, 2025 was $11.7 million (2024: $15.5 million) and was included within policy acquisition expenses.
The Fidelis Partnership provides the Group with certain support services on a cost-plus basis, such as support with business planning, insurance contract accounting and information technology. Included within general and administrative expenses for the three months ended March 31, 2025 are charges of $1.1 million (2024: $1.6 million) from The Fidelis Partnership for such services.